Cover	Apr. 12, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 12, 2021
Entity File Number	1-9516
Entity Registrant Name	ICAHN ENTERPRISES L.P.
Entity Central Index Key	0000813762
Entity Tax Identification Number	13-3398766
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	16690 Collins Ave
Entity Address, Address Line Two	PH-1
Entity Address, City or Town	Sunny Isles Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33160
City Area Code	305
Local Phone Number	422-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Depositary Units
Trading Symbol	IEP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Icahn Enterprises Holdings
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 12, 2021
Entity File Number	333-118021-01
Entity Registrant Name	ICAHN ENTERPRISES HOLDINGS L.P.
Entity Central Index Key	0001034563
Entity Tax Identification Number	13-3398767
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	16690 Collins Ave
Entity Address, Address Line Two	PH-1
Entity Address, City or Town	Sunny Isles Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33160
City Area Code	305
Local Phone Number	422-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false